Related Party Note Receivable (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 07, 2023	Jun. 30, 2024	Dec. 31, 2023
Related Party Note Receivable [Line Items]
Advance amount	$ 150,000	$ 55,000	$ 55,000
Accrued interest		4,195
Outstanding principal balance		55,000
Loan [Member]
Related Party Note Receivable [Line Items]
Interest rate	12.00%
Maturity of outstanding balance	12 months
Accrued interest		$ 4,195	$ 2,550